Segment information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment information
22.	Segment information

In order to make operating decisions and assess performance, the Company’s chief operating decision function organized the Company’s business in two operating segments, namely “Air” and “Packages, Hotels and Other travel products”, each of them having their own respective segment management.

The “Air” operating segment derives its revenue from commissions earned from facilitating reservations of flight tickets, service fees charged to customers for processing flight tickets and override commissions or incentives from suppliers and GDS if the Company meets certain volume thresholds.

The “Packages, Hotels and Other travel products” operating segment derives its revenue from commissions earned from facilitating reservations of packages, accommodations, car rentals and other travel related products and services, service fees charged to customers for processing bookings, advertising revenue from the sale of advertising placements on the Company’s websites and override commissions or incentives from suppliers if the Company meets certain volume thresholds. Packages are bundle deals where the customer selects and buys multiple products, within the same session. In these transactions the Company acts as an intermediary. Packages transaction may include airline tickets. The air portion of these package transactions is included within the “Packages, Hotels and Other travel products” operating segment.

The Company’s primary measure of a segment’s profit or loss is Adjusted EBITDA, which includes allocations of certain expenses based on transaction volumes and other usage metrics. The Company’s allocation methodology is periodically evaluated and may change.

The Company does not have:

•	transactions between reportable segments

•	assets allocated by segment, or

•	revenue from transactions with a single customer amounting to 10 percent or more of revenue.

The following tables present the Company’s segment information for 2018, 2017 and 2016. While depreciation and amortization is allocated to operating segments based on operational measures such as relative headcount and IT investment, property and equipment is not allocated to operating segments, and the Company does not report the assets by segment as this information is not regularly provided to its chief operating decision makers.

	2018
	Air	Packages, Hotels and Other travel products	Unallocated	Total
Third-party revenue	214,804	315,810	—	530,614
Adjusted EBITDA	27,790	37,739	2,115	67,644
Depreciation and amortization	(4,630)	(4,582)	(6,276)	(15,488)
Stock-based compensation	—	—	(6,766)	(6,766)
Operating income / (loss)	23,160	33,157	(10,927)	45,390
Financial income				7,621
Financial expense				(26,788)
Income before income tax				26,223
Income tax expense				(7,069)
Net income				19,154

	2017
	Air	Packages, Hotels and other travel products	Unallocated	Total
Third-party revenue	241,015	282,925	—	523,940
Adjusted EBITDA	58,397	31,341	(384)	89,354
Depreciation and amortization	(1,865)	(2,556)	(9,405)	(13,826)
Stock-based compensation	—	—	(4,289)	(4,289)
Operating income / (loss)	56,532	28,785	(14,078)	71,239
Financial income	—	—	—	2,389
Financial expense	—	—	—	(19,268)
Income before income tax	—	—	—	54,360
Income tax expense	—	—	—	(11,994)
Net income	—	—	—	42,366

	2016
	Air	Packages, Hotels and other travel products	Unallocated	Total
Third-party revenue	205,721	205,441	—	411,162
Adjusted EBITDA	27,940	20,643	2	48,585
Depreciation and amortization	(4,099)	(3,842)	(4,983)	(12,924)
Stock-based compensation	—	—	(574)	(574)
Operating income / (loss)	23,841	16,801	(5,555)	35,087
Financial income				8,327
Financial expense				(15,079)
Income / (loss) before income tax				28,335
Income tax expense				(10,538)
Net income / (loss)				17,797

Geographic information

The following table summarizes the allocation of the Long-lived assets based on geography:

	As of December 31, 2018	As of December 31, 2017
Argentina	7,830	7,346
Brazil	2,950	1,072
Uruguay	1,463	2,044
USA	4,097	3,729
Other countries	3,376	1,980

	$19,716	$16,171

The following table summarizes the allocation of the intangible assets based on geography:

	As of December 31, 2018	As of December 31, 2017
Argentina	19,616	16,854
Uruguay	14,837	14,760
Other countries	3,059	3,810

	$37,512	$35,424

The following table summarizes the allocation of the Goodwill based on geography:

	As of December 31, 2018	As of December 31, 2017
USA	36,207	38,733

	$36,207	$38,733

The following table summarizes the allocation of the revenue based on geography:

	As of December 31, 2018	As of December 31, 2017	As of December 31, 2016
Argentina	122,656	137,843	109,695
Brazil	165,688	151,550	115,636
Uruguay	142,902	145,534	111,617
Other countries	99,368	89,013	74,214

	$530,614	$523,940	$411,162